Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Related Party Payable

Since our inception our Sponsor has advanced an aggregate of $363,995 on our behalf to cover certain expenses (the “Advances”). The Advances were repaid upon the consummation of the Initial Public Offering from funds not held in the Trust Account.

Promissory Note — Related Party

On June 10, 2021, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for a portion of the expenses of the Initial Public Offering. In July, 2021, $300,000 was advanced to the Company in accordance with the terms of the agreement. This loan was non-interest bearing, unsecured and due at the earlier of December 31, 2021, or the closing of the Initial Public Offering. The loan was repaid upon the closing of the Initial Public Offering out of the offering proceeds that has been allocated for the payment of offering expenses (other than underwriting commissions).

On June 21, 2023, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $769,941 to be used for a portion of the working capital expenses incurred by the Company. By June 30, 2023, $694,941, inclusive of $100,000 Sponsor Commitment from March 31, 2022, was advanced to the Company in accordance with the terms of the agreement. This loan was non-interest bearing, unsecured and due at the consummation of the business combination.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be convertible into private placement-equivalent warrants at a price of $1.00 per warrant (which, for example, would result in the holders being issued 1,500,000 warrants if $1,500,000 of notes were so converted), at the option of the lender. Such warrants would be identical to the private placement warrants, including as to exercise price, exercisability and exercise period. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of June 30, 2023, no Working Capital Loans have been made to the Company.

Founder Shares

On May 20, 2021, the Company issued Class B shares in an aggregate amount of 4,312,500 as founder shares to our Sponsor. On September 27, 2021, our Sponsor forfeited 718,750 founder shares for no consideration. On November 1, 2021, the Company effected a 1 1/3 for 1 forward stock split on our founder shares and as a result our Sponsor holds 4,791,667 founder shares for an aggregate purchase price of $25,000 in cash, or approximately $0.005 per share, in connection with formation. The Sponsor has agreed not to transfer, assign or sell its founder shares until the earlier of: (i) one year after the date of the consummation of the Business Combination; or (ii) the date on which the Company consummates a liquidation, merger, stock exchange, or other similar transaction that results in all of its stockholders having the right to exchange their shares of Class A common stock for cash, securities, or other property. Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within any 30-trading day period commencing 60 days after the Business Combination, the founder shares will no longer be subject to such transfer restrictions. On January 26, 2022, the Company held a special meeting of stockholders. At the Meeting, the Company’s stockholders approved an amendment to the Company’s Second Amended and Restated Certificate of Incorporation to provide for the right of a holder of Class B common stock of the Company to convert into Class A common stock of the Company on a one-for-one basis prior to the closing of an initial Business Combination. On January 31, 2023, OmniLit Sponsor LLC voluntarily converted 1,000,000 shares of Class B common stock of the Company it held as of such date into 1,000,000 shares of Class A common stock of the Company in accordance with the Charter. On April 3, 2023, an additional 3,000,000 shares of Class B common stock of the Company were voluntarily converted to Class A with no redemption right by OmniLit Sponsor, LLC. As a result of the foregoing and the results of the Meeting described above, the Company has an aggregate of 791,667 shares of Class B common stock.

Commitment Letter

On March 31, 2022, the Sponsor provided a Commitment Letter to the Company to provide access to $100,000 of additional working capital, if needed, for operations prior to a Business Combination. As of June 30, 2023, $100,000 has been provided to the Company from the Commitment Letter.

Note 5 — Related Party Transactions

Related Party Payables

Since our inception our Sponsor has advanced an aggregate of $363,995 on our behalf to cover certain expenses (the “Advances”). The Advances were repaid upon the consummation of the Initial Public Offering from funds not held in the trust account.

Promissory Note — Related Party

On June 10, 2021, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for a portion of the expenses of the Initial Public Offering. In July 2021, $300,000 was advanced to the Company in accordance with the terms of the agreement. This loan is non-interest bearing, unsecured and due at the earlier of December 31, 2021, or the closing of the Initial Public Offering. The loan was repaid upon the closing of the Initial Public Offering out of the offering proceeds that has been allocated for the payment of offering expenses (other than underwriting commissions).

Related Party Loans

In connection with the Special meeting of Stockholders held on December 21, 2022, the Extension Proposal was approved, neither the Sponsor nor the Company are required to deposit additional funds into the trust account in connection with the Extension.

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be convertible into private placement-equivalent warrants at a price of $1.00 per warrant (which, for example, would result in the holders being issued 1,500,000 warrants if $1,500,000 of notes were so converted), at the option of the lender. Such warrants would be identical to the private placement warrants, including as to exercise price, exercisability and exercise period. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2021 and 2022, no Working Capital Loans have been made to the Company. The Sponsor has provided a Commitment Letter to the Company to provide access to $100,000 of additional working capital, if needed, for operations prior to a Business Combination.

Founder Shares

On May 20, 2021, the Company issued an aggregate of 4,312,500 founder shares to our sponsor. On September 27, 2021, our sponsor forfeited 718,750 founder shares for no consideration. On November 1, 2021, the Company effected a 1 1/3 for 1 forward stock split on our founder shares and as a result holds 4,791,667 founder shares for an aggregate purchase price of $25,000 in cash, or approximately $0.005 per share, in connection with formation. The Sponsor has agreed not to transfer, assign or sell its founder shares until the earlier of: (i) one year after the date of the consummation of the Business Combination; or (ii) the date on which the Company consummates a liquidation, merger, stock exchange, or other similar transaction that results in all of its stockholders having the right to exchange their shares of Class A common stock for cash, securities, or other property. Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within any 30-trading day period commencing 60 days after the Business Combination, the founder shares will no longer be subject to such transfer restrictions.

As per 8-K filed on December 15, 2022, nine investors signed non-redemption agreements for 499,992 founder shares.

OMNILIT ACQUISITION CORP

NOTES TO FINANCIAL STATEMENT